Subordinated liabilities - Narrative (Details) £ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2021 GBP (£)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities		£ 1,890	[1]	$ 1,890	£ 1,438	£ 1,352
Redemption of subordinated debt		4,807	[1]		3,258	3,248
Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities		1,579			£ 158	£ 1,194
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities		£ 855
Interest rate		1.125%		1.125%
3.811% Fixed Rate Resetting Subordinated Callable Notes due 2042 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities		£ 724
Interest rate		3.811%		3.811%
USD Notes | Floating interest rate | Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities		£ 229
Redemption of subordinated debt		146
South African Rand notes | Floating interest rate | Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities		£ 82
10% Fixed Rate Subordinated Notes, Due 2021 | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	10.00%	10.00%		10.00%	10.00%
Redemption of subordinated debt		£ 1,961
6% Fixed Rate Subordinated Notes (EUR 1,500m), Due 2021 | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	6.00%	6.00%		6.00%	6.00%
Redemption of subordinated debt		£ 1,339
10.179% Fixed Rate Subordinated Notes (USD 1,521m), Due 2021 | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	10.179%	10.179%		10.179%	10.179%
Redemption of subordinated debt		£ 1,075
9.5% Subordinated Bonds (ex-Woolwich Plc), Due 2021 | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	9.50%	9.50%		9.50%	9.50%
Redemption of subordinated debt		£ 200
Subordinated Floating Rate Notes (EUR 68m), Due 2040 | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt		£ 86
Junior Undated Floating Rate Notes (GBP 67m) | Floating interest rate | Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Reclassification from debt instruments | $	$ 67
4.836% Fixed Rate Subordinated Callable Notes due 2028 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate		4.836%		4.836%
3.75% Resetting Subordinated Callable Note (SGD 200m), Due 2030 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate		3.75%		3.75%
3.75% Resetting Subordinated Callable Notes (GBP 500m), Due 2030 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate		3.75%		3.75%
3.564% Fixed Rate Resetting Subordinated Callable Notes due 2035 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate		3.564%		3.564%
5.088% Fixed-to-Floating Rate Subordinated Notes due 2030 | Fixed-to-Floating Interest Rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate		5.088%		5.088%
7.625% Contingent Capital Notes (USD 3,000m), Due 2022 | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate		7.625%		7.625%
Consideration if CET1 ratio falls below threshold		£ 0
7.625% Contingent Capital Notes (USD 3,000m), Due 2022 | Barclays Bank PLC | Minimum
Disclosure of detailed information about borrowings [line items]
Transitional CET1 ratio		7.00%		7.00%

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.